Property, plant and equipment - Disclosure of sensitivity of gas assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
New York
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	£ 140	£ 125
UELs limited to 2060, impact on depreciation expense	67	57
UELs limited to 2070, impact on depreciation expense	31	26
New England
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	40	35
UELs limited to 2060, impact on depreciation expense	15	13
UELs limited to 2070, impact on depreciation expense	£ 1	£ 2